Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of cash and cash equivalent and restricted cash

The following table summarizes cash and cash equivalent and restricted cash in the consolidated balance sheets (in thousands):

	2021	2020
Cash and cash equivalents	$79,733	$90,626
Restricted cash	—	15,500
Total	$79,733	$106,126

Schedule of allowance for doubtful accounts

The change in the Company’s allowance for doubtful accounts was as follows:

	Year Ended December 31,
	2021	2020	2019
Balance as of January 1,	$1,387	$1,122	$1,055
Additions	703	1,208	449
Write-offs, net of recoveries	(996)	(943)	(382)
Balance as of December 31,	$1,094	$1,387	$1,122

Schedule of stock-based compensation

The following table summarizes stock-based compensation cost included in the consolidated statements of operations:

	Year Ended December 31,
	2021	2020	2019
Cost of revenue, excluding depreciation and amortization	$2,788	$109	$353
Sales and marketing	4,829	60	658
General and administrative	15,052	977	1,446
Research and development	896	43	356
	$23,565	$1,189	$2,813

Schedule of Film Capitalized Cost [Table Text Block]

	2021	2020
Individual Monetization:
Feature films in production	$3,690	$2,086
Total	$3,690	$2,086

Schedule of Property, Plant and Equipment, Useful Life [Table Text Block]

Useful Life (Years)
Furniture and fixtures	5
Leasehold improvements	7 – 11
Computer equipment	3
Video equipment	3